Shareholders' equity, capital distribution and earnings per share - Narrative (Details) $ / shares in Units, $ in Millions, kr in Billions		1 Months Ended			12 Months Ended
	Feb. 04, 2025 USD ($) $ / shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 NOK (kr)	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) tranche vote class $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Apr. 02, 2025 USD ($)
Share Repurchase Program [Line Items]
Number of classes of shares | class					1
Number of votes per share for shareholders | vote					1
Dividends proposed (in USD per share) | $ / shares					$ 2.8000	$ 3.6000
Payments to acquire or redeem entity's shares					$ 6,013	$ 5,589	$ 3,315
Share buy-back recognised as a reduction in equity					5,936	5,685	$ 3,380
Share buy-back programme 2024-2025
Share Repurchase Program [Line Items]
Period of share buy-back programme				2 years
Share buy-back programme 2024-2025 | Bottom of range
Share Repurchase Program [Line Items]
Authorized share-buy back amount				$ 10,000
Share buy-back programme 2024-2025 | Top of range
Share Repurchase Program [Line Items]
Authorized share-buy back amount				$ 12,000
Share buy-back programme 2024
Share Repurchase Program [Line Items]
Authorized share-buy back amount					$ 6,000
Number of tranches in share buy-back programme | tranche					4
Share buy-back programme 2024 | Top of range
Share Repurchase Program [Line Items]
Authorized share-buy back amount					$ 6,000
Share buy-back programme 2024, Tranche Four
Share Repurchase Program [Line Items]
Purchase of treasury shares					405
Payments to acquire or redeem entity's shares					377
Share buy-back recognised as a reduction in equity					528
Treasury shares employees
Share Repurchase Program [Line Items]
Purchase of treasury shares					$ 85	68
Norwegian State
Share Repurchase Program [Line Items]
Percentage ownership of entity by shareholders					67.00%
Share buy-back recognised as a reduction in equity					$ 3,956	$ 3,705
Norwegian State | Share buy-back programme for 2023 and 2024
Share Repurchase Program [Line Items]
Payments to acquire or redeem entity's shares		$ 3,956	kr 42.8
Potential ordinary share transactions
Share Repurchase Program [Line Items]
Dividends proposed (in USD per share) | $ / shares	$ 0.37
Treasury share transactions | Share buy-back programme 2025
Share Repurchase Program [Line Items]
Authorized share-buy back amount	$ 5,000
Treasury share transactions | Share buy-back programme 2025, Tranche one | Forecast
Share Repurchase Program [Line Items]
Authorized share-buy back amount								$ 1,200